Document and Entity Information	Jul. 31, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001827871
Document Type	8-K/A
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Electriq Power Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39948
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 1003
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(833)
Local Phone Number	462-2883
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K of Electriq Power Holdings, Inc., a Delaware corporation (the “Company”), filed on August 4, 2023 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Form 8-K/A is being filed in order to include (i) the unaudited condensed consolidated financial statements of Electriq Power, Inc. (“Legacy Electriq”), as of June 30, 2023 and for the three and six months ended June 30, 2023 and 2022, and (ii) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Electriq for the three and six months ended June 30, 2023 and 2022. This Form 8-K/A does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Legacy Electriq, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ELIQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock at an exercise price of $6.57 per share
Trading Symbol	ELIQ WS
Security Exchange Name	NYSEAMER